PROVISION FOR INCOME TAXES (Details Narrative) - USD ($)		12 Months Ended
	Dec. 22, 2017	Dec. 31, 2022	Dec. 31, 2023
Offsetting Assets [Line Items]
Federal net operating losses		$ 9,258,562	$ 13,080,252
Operating loss carry forwards		$ 2,870
Operating Loss Carryforwards, Limitations on Use		net operating loss carry forwards (NOL), if not utilized, will expire in 2037 for federal purposes
U.S. federal corporate income tax rate	21.00%
2021 Stock Plan [Member] | Restricted Stock Option [Member]
Offsetting Assets [Line Items]
Federal net operating losses		$ 1,959,000	$ 2,619,075